/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  January 31, 2000

MFS Government Markets Income Trust
Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
1/6/00       Shares of        35,000          5.75             6.86    Merrill
             Beneficial                                                Lynch
             Interest
1/7/00       Shares of        75,000          5.75             6.88    Merrill
             Beneficial                                                Lynch
             Interest
1/10/00      Shares of        35,000          5.8125           6.87    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/11/00      Shares of        35,000          5.8125           6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/12/00      Shares of        35,000          5.75             6.80    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/13/00      Shares of        50,000          5.8125           6.83    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/20/00      Shares of        30,000          5.75             6.80    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/21/00      Shares of        6,500           5.75             6.81    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/24/00      Shares of        70,000          5.8125           6.83    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/25/00      Shares of        25,000          5.8125           6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/26/00      Shares of        30,000          5.8125           6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/27/00      Shares of        25,600          5.8125           6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/28/00      Shares of        100,000         5.875            6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/31/00      Shares of        25,000          5.875            6.82    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
1/31/00      Shares of        80,000          5.9375           6.82    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney

Total Shares Repurchased:  657,100
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer